Reinsurance - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Minimum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 50	$ 50
Maximum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 1,500	$ 1,500